RELATIVE SENTIMENT TACTICAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%	Shares	Value
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	420,571	$9,395,556
abrdn Physical Silver Shares ETF (a)	63,157	3,550,687
Alpha Architect 1-3 Month Box ETF (a)(b)	169,181	19,809,403
Global X Silver Miners ETF	27,272	2,112,489
Graniteshares Gold Trust (a)	96,550	3,816,622
Invesco DB US Dollar Index Bullish Fund	368,950	10,481,869
iShares 20+ Year Treasury Bond ETF	90,382	7,810,812
iShares Core MSCI EAFE ETF	111,102	10,730,231
iShares Core S&P Total U.S. Stock Market ETF (c)	347,728	57,121,279
iShares MSCI Global Gold Miners ETF	34,311	2,216,491
TOTAL EXCHANGE TRADED FUNDS (Cost $127,356,594)		127,045,439

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57% (d)	484,641	484,641
TOTAL MONEY MARKET FUNDS (Cost $484,641)		484,641

TOTAL INVESTMENTS - 100.1% (Cost $127,841,235)		$127,530,080
Liabilities in Excess of Other Assets - (0.1)%		(66,144)
TOTAL NET ASSETS - 100.0%		$127,463,936

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Relative Sentiment Tactical Allocation ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$127,045,439	$—	$—	$127,045,439
Money Market Funds	484,641	—	—	484,641
Total Investments	$127,530,080	$—	$—	$127,530,080

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box ETF
Value as of March 31, 2026	$19,549,861
Additions	20,708,229
Reductions	(20,444,111)
Realized Gain (Loss)	39,399
Net Change in Unrealized Appreciation (Depreciation)	(43,975)
Value as of June 30, 2026	$19,809,403

Dividend / Interest Income	$—
Capital Gain Distributions from Underlying Funds	$—

Shares as of June 30, 2026	169,181
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